Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 03, 2020
Document Effective Date	Jun. 03, 2020
Prospectus Date	Dec. 31, 2019